Concession Contract Assets - Additional Information (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) km kV	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised	R$ 77	R$ 70
Borrowing costs capitalised	11.13%	11.75%	11.36%
Permitted annual revenue	R$ 17
Revenue from strengthening and enhancements	R$ 2
Percentage of asset valuation by Reference Price Bank	76.00%
Percentage of asset valuation by hybrid method	13.00%
Percentage of asset valuation by original book value	11.00%
Discounted present value of transaction period	8 years
Concession contract - 004/05 [member]
IfrsStatementLineItems [Line Items]
Repositioning factor	50.00%
Transmission facility capacity | kV	345
Transmission facility distance | km	75
Transmission facility period	30 years
Permitted annual revenue duration	first 15 years
Permitted annual revenue reduction duration	16th year